Note 7 - Supplemental Disclosures of Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Six Months Ended June 30,
	2015	2014
	(In thousands)
Cash payments for:
Interest	$516	$632
Taxes	1,035	1,042

Noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	562	75

	Years Ended December 31,
(In thousands)	2014	2013

Cash payments for:
Interest	$1,209	$1,751
Income taxes	2,464	2,357

Noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	$262	$1,149
Proceeds from sales of foreclosed real estate financed through loans	177	526